Basis of Preparation (Tables)	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Summary of Impact of Reclassification

The impact of this reclassification is as follows:

	Yen (millions)
	Carrying amounts as of March 31, 2018 under IFRS 9 (2013)	Reclassification	Carrying amounts as of April 1, 2018 under IFRS 9 (2014)
Other financial assets:
Financial assets measured at fair value through profit or loss:
Debt securities	¥69,829	¥(14,376)	¥55,453
Financial assets measured at fair value through other comprehensive income:
Debt securities	—	14,376	14,376

Summary of Impact of Adopting IFRS 15 on Honda's Consolidated Financial Statements

The impacts of adopting IFRS 15 on Honda’s consolidated financial statements as of and for the year ended March 31, 2019 are as follows:

Consolidated statements of financial position

As of March 31, 2019

	Yen (millions)
	Balances without adoption of IFRS 15	Adjustments	As reported
Assets
Current assets:
Cash and cash equivalents	¥2,494,121	¥—	¥2,494,121
Trade receivables	796,199	(2,954)	793,245
Receivables from financial services	1,951,633	—	1,951,633
Other financial assets	163,274	—	163,274
Inventories	1,586,787	—	1,586,787
Other current assets	357,428	806	358,234

Total current assets	7,349,442	(2,148)	7,347,294

Non-current assets:
Investments accounted for using the equity method	713,026	13	713,039
Receivables from financial services	3,453,617	—	3,453,617
Other financial assets	417,149	—	417,149
Equipment on operating leases	4,448,849	—	4,448,849
Property, plant and equipment	2,981,840	—	2,981,840
Intangible assets	744,368	—	744,368
Deferred tax assets	149,800	518	150,318
Other non-current assets	161,842	806	162,648

Total non-current assets	13,070,491	1,337	13,071,828

Total assets	¥20,419,933	¥(811)	¥20,419,122

Liabilities and Equity
Current liabilities:
Trade payables	¥1,184,882	¥—	¥1,184,882
Financing liabilities	3,188,782	—	3,188,782
Accrued expenses	423,908	52,392	476,300
Other financial liabilities	132,910	—	132,910
Income taxes payable	49,726	—	49,726
Provisions	352,642	(3,879)	348,763
Other current liabilities	584,294	15,467	599,761

Total current liabilities	5,917,144	63,980	5,981,124

Non-current liabilities:
Financing liabilities	4,142,338	—	4,142,338
Other financial liabilities	63,689	—	63,689
Retirement benefit liabilities	398,803	—	398,803
Provisions	221,694	(949)	220,745
Deferred tax liabilities	742,937	(15,526)	727,411
Other non-current liabilities	318,334	888	319,222

Total non-current liabilities	5,887,795	(15,587)	5,872,208

Total liabilities	11,804,939	48,393	11,853,332

Equity:
Common stock	86,067	—	86,067
Capital surplus	171,460	—	171,460
Treasury stock	(177,827)	—	(177,827)
Retained earnings	8,021,584	(47,947)	7,973,637
Other components of equity	215,285	(902)	214,383

Equity attributable to owners of the parent	8,316,569	(48,849)	8,267,720
Non-controlling interests	298,425	(355)	298,070

Total equity	8,614,994	(49,204)	8,565,790

Total liabilities and equity	¥20,419,933	¥(811)	¥20,419,122

Consolidated statements of income

For the year ended March 31, 2019

	Yen (millions)
	Balances without adoption of IFRS 15	Adjustments	As reported
Sales revenue	¥15,894,946	¥(6,329)	¥15,888,617
Operating costs and expenses:
Cost of sales	(12,582,518)	1,569	(12,580,949)
Selling, general and administrative	(1,776,438)	2,045	(1,774,393)
Research and development	(806,905)	—	(806,905)

Total operating costs and expenses	(15,165,861)	3,614	(15,162,247)

Operating profit	729,085	(2,715)	726,370

Share of profit of investments accounted for using the equity method	228,824	3	228,827
Finance income and finance costs:
Interest income	48,618	—	48,618
Interest expense	(13,217)	—	(13,217)
Other, net	(11,223)	—	(11,223)

Total finance income and finance costs	24,178	—	24,178

Profit before income taxes	982,087	(2,712)	979,375
Income tax expense	(303,745)	656	(303,089)

Profit for the year	¥678,342	¥(2,056)	¥676,286

Profit for the year attributable to:
Owners of the parent	611,621	(1,305)	610,316
Non-controlling interests	66,721	(751)	65,970